Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivables written off	$ 90,178	$ 6,101
Allowances for credit losses
Total commission type fees and administration costs paid	276,904
Incremental costs					276,904
Selling expenses	138,990
Cost of revenue	19,510
Contract assets			34,063		99,159
Deferred revenue			4,521,682		1,026,850
Revenue recognized of deferred revenue	$ 4,023,988	1,362,972
Refund liability			81,554		30,783
VAT rates range	13.00%
Tax benefit percentage	50.00%
Cash			679,150		442,718
Deposit insurance				¥ 500,000	72,485
Penalties or interest relating to income taxes
Examination by tax authorities period	5 years
Dilutive shares | shares
Other receivables of allowance for credit losses
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Tutorial service periods	3 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Tutorial service periods	30 months
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash			$ 43,230		6,367
Deposit insurance					$ 63,776	$ 500,000
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%	10.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	60.00%		47.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	33.00%		44.00%
Supplier Concentration Risk [Member] | One Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	28.00%	31.00%
Supplier Concentration Risk [Member] | One Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	32.00%		49.00%
Supplier Concentration Risk [Member] | Two Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	27.00%	30.00%
Supplier Concentration Risk [Member] | Two Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	24.00%		23.00%
Supplier Concentration Risk [Member] | Three Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.00%	14.00%
Supplier Concentration Risk [Member] | Three Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%
Supplier Concentration Risk [Member] | Four Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%
Supplier Concentration Risk [Member] | Four Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%